Property and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2016
Property, Plant and Equipment [Abstract]
Schedule of Property and Equipment

Property and equipment consisted of the following:

	December 31, 2016	December 31, 2015
Furniture and fixtures	$23,074	$15,439
Computer hardware	56,527	43,469
Leasehold improvements	12,849	9,117

	92,450	68,025
Less accumulated depreciation and amortization	(50,429)	(32,562)

Total	$42,021	$35,463